Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Distribution of Net Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Ireland	$2,793,045	$2,377,104	$1,984,567
Rest of Europe	1,560,735	1,574,783	1,618,350
U.S.	2,985,256	3,283,790	3,574,610
Other	942,640	884,499	563,859
Total	$8,281,676	$8,120,176	$7,741,386

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Ireland	$919,126	$885,886	$673,804
Rest of Europe	216,768	154,626	254,955
U.S.	241,549	314,982	260,890
Other	70,661	60,512	68,675
Sub-total	$1,448,104	$1,416,006	$1,258,324
Amortization on intangible assets	(350,292)	(459,854)	(463,087)
Total	$1,097,812	$956,152	$795,237

Schedule of Distribution of Net Revenue by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	December 31, 2024	December 31, 2023
	(in thousands)
Ireland	$234,175	$199,051
Rest of Europe	88,556	94,046
U.S.	145,391	159,245
Other	62,359	49,175
Total	$530,481	$501,517